Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Current assets:
Cash	$ 14,257,858	$ 24,155,828	$ 21,867,289
Restricted cash	500,000	500,000	500,000
Accounts receivable, net	2,799,225	1,861,534	1,257,274
Prepaid expenses and other current assets	1,475,613	1,215,341	577,674
Total current assets	19,032,696	27,732,703	24,202,237
Non-current assets:
Fixed assets, net	1,395,690	131,095
Investment, net	244,774	246,308
Capitalized software, net	3,389,646	2,629,304
Intangible assets, net	10,730,021	7,493,975
Goodwill	46,500,030	20,254,309
Other non-current assets	41,925	41,925
Total Assets	81,334,782	58,529,619	24,202,237
Current liabilities
Accounts payable and accrued liabilities	5,998,001	4,861,928	1,818,116
Contingent consideration payable	817,000	389,000
Deferred revenue	1,170,625	368,685	624,387
Current portion of long-term debt	10,146,001	6,135,364
Total current liabilities	18,131,627	11,754,977	2,442,503
Long-term debt, less current portion	5,481,599	10,200,236
Total liabilities	23,613,226	21,955,213	2,442,503
Commitments and contingencies (Note 6)
Equity:
Preferred stock, par value $0.0001; 4,999,999 shares authorized, none are issued and outstanding at September 30, 2020 and 5,000,000 shares authorized and none are issued and outstanding at June 30, 2020
Common stock, par value $0.0001; 75,000,000 shares authorized, 14,685,932 issued and outstanding at September 30, 2020, and 13,258,707 shares issued and outstanding at June 30, 2020	1,464	1,321	1,059
Additional paid-in capital	83,164,840	72,906,924	47,325,421
Accumulated other comprehensive (loss) income	(7,000)	63,000
Accumulated deficit	(45,842,967)	(41,101,091)	(25,566,746)
Total stockholders' equity	57,721,556	31,870,154	21,759,734
Noncontrolling interests in consolidated subsidiary		4,704,252
Total equity	57,721,556	36,574,406	21,759,734
Total liabilities and equity	81,334,782	$ 58,529,619	$ 24,202,237
Special Voting Preferred Stock
Equity:
Preferred stock, par value $0.0001; 4,999,999 shares authorized, none are issued and outstanding at September 30, 2020 and 5,000,000 shares authorized and none are issued and outstanding at June 30, 2020	$ 20,405,219